Document and Entity Information	Jul. 30, 2020	May 11, 2020
Cover [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity File Number	001-36257
Entity Registrant Name	RETROPHIN, INC.
Entity Central Index Key		0001438533
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-4842691
Entity Address, Address Line One	3721 Valley Centre Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	888
Local Phone Number	969-7879
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false